Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Cost of the Related Assets Over their Useful Lives	Depreciation is provided in the amounts sufficient to depreciate the cost of the related assets over their useful lives using the straight-line method, as follows:
Useful life
Office equipment	3 – 5 years
Transportation equipment	2 – 4 years
Building	4 – 20 years
Leasehold improvement	5 years

Schedule of Intangible Assets	Intangible assets are amortized using the straight-line method.
License	5 years
Computer software	3 – 5 years

Schedule of Disaggregation of Revenues	the disaggregation of revenues by major revenue stream is as follows:

	For the Six Months Ended June 30,
	2026	2025

System integration projects	$9,018,758	$9,400,024
Product sales	1,646,508	417,448
Total	$10,665,266	$9,817,472

Schedule of Revenue by Geographic Location

The following table presents revenue by geographic location for the six months ended June 30, 2026 and 2025:

	For the Six Months Ended June 30,
	2026	2025

PRC	$4,967,410	$3,838,722
Japan	2,005,202	5,978,750
USA	2,785,759	—
Germany	782,821	—
Singapore	124,074	—
Total revenues	$10,665,266	$9,817,472

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025	For the Six Months Ended June 30, 2025
Period End RMB: USD exchange rate	6.7851	6.9931	7.1636
Period Average RMB: USD exchange rate	6.8624	7.1875	7.2526
Period End JPY: USD exchange rate	162.61	156.80	144.17
Period Average JPY: USD exchange rate	158.15	149.57	148.38
Period End EUR: USD exchange rate	0.8759	0.8521	0.8496
Period Average EUR: USD exchange rate	0.8572	0.8845	0.9138
Period End SGD: USD exchange rate	1.2941	1.2859	—
Period Average SGD: USD exchange rate	1.2775	1.3065	—